OTHER FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Income And Cost [Abstract]
Schedule of other financial income and expenses

Amounts in $ ‘000	2022	2021	2020
Interest income	85	53	715
Foreign currency results	4,400	14,841
Other financial income	4,485	14,894	715
Loan settlement	—	—	(4,313)
Foreign currency results	—	—	(19,233)
Interest loans and borrowings	(4,736)	(5,296)	(5,178)
Interest leases	(622)	(795)	(766)
Contingent consideration	—	—	(3,744)
Other financial expenses	(105)	(94)	(74)
Other financial expenses	(5,463)	(6,185)	(33,308)

Total other financial income and expenses	(978)	8,709	(32,593)